UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21616

RMR F.I.R.E. FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR F.I.R.E. Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

  801 Pennsylvania Avenue, Tower II, 4th Floor

Kansas City, Missouri 64102

Christina T. Simmons, Esq.

State Street Bank and Trust Company

 100 Huntington Avenue, 3rd Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

RMR F.I.R.E. Fund

Portfolio of Investments  –  September 30, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 90.7%
Financial Services – 10.2%
Banks – 8.8%
Bank of America Corp.	10,000	$350,000
Fifth Third Bancorp	3,000	35,700
FNB Corp.	14,250	227,715
KeyCorp	7,000	83,580
National City Corp.	12,400	21,700
Regions Financial Corp.	4,000	38,400
Trustco Bank Corp. NY	23,400	274,014
		1,031,109
Other Financial Services – 1.4%
Centerline Holding Co.	1,800	3,582
Visa, Inc. - Class A	2,730	167,595
		171,177
Total Financial Services (Cost $2,382,294)		1,202,286

Real Estate – 75.8%
Apartments – 10.7%
Apartment Investment & Management Co. *	13,460	471,369
AvalonBay Communities, Inc. *	3,000	295,260
Home Properties, Inc. *	300	17,385
Mid-America Apartment Communities, Inc. *	5,000	245,700
UDR, Inc. *	9,000	235,350
		1,265,064
Diversified – 9.6%
CapLease, Inc. *	15,000	118,950
Franklin Street Properties Corp. *	3,000	39,000
Lexington Corporate Properties Trust *	56,400	971,208
National Retail Properties, Inc. *	143	3,425
		1,132,583
Health Care – 20.6%
Care Investment Trust, Inc. *	3,050	35,014
HCP, Inc. *	8,850	355,151
Health Care REIT, Inc. *	2,254	119,980
Healthcare Realty Trust, Inc. *	18,500	539,275
Medical Properties Trust, Inc. *	28,465	323,078
Nationwide Health Properties, Inc. *	26,400	949,872
OMEGA Healthcare Investors, Inc. *	5,000	98,300
		2,420,670
Hospitality – 6.5%
Ashford Hospitality Trust, Inc. *	51,000	206,550
DiamondRock Hospitality Co. *	14,000	127,400
FelCor Lodging Trust, Inc. *	14,359	102,810
Host Hotels & Resorts, Inc. *	10,000	132,900
LaSalle Hotel Properties *	5,400	125,928
Sunstone Hotel Investors, Inc. *	5,000	67,500
		763,088
Industrial – 10.1%
DCT Industrial Trust, Inc. *	5,200	38,948
First Industrial Realty Trust, Inc. *	40,200	1,152,936
		1,191,884
Manufactured Homes – 4.5%
Sun Communities, Inc. *	27,000	534,870

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Real Estate – continued
Mortgage – 2.4%
Anthracite Capital, Inc. *	15,000	$80,400
Gramercy Capital Corp. *	14,394	37,281
Newcastle Investment Corp. *	26,500	168,275
		285,956
Office – 6.2%
Boston Properties, Inc. *	2,000	187,320
Brookfield Properties Corp.	5,000	79,200
Parkway Properties, Inc. *	300	11,358
SL Green Realty Corp. *	7,000	453,600
		731,478
Retail – 3.6%
CBL & Associates Properties, Inc. *	3,000	60,240
Developers Diversified Realty Corp. *	3,000	95,070
Equity One, Inc. *	3,000	61,470
Glimcher Realty Trust *	19,300	201,492
Realty Income Corp. *	200	5,120
		423,392
Specialty – 1.6%
Getty Realty Corp. *	4,000	88,680
Resource Capital Corp. *	15,588	94,463
		183,143
Total Real Estate (Cost $12,488,869)		8,932,128
Other – 4.7%
Abingdon Investment, Ltd. (a) (b)	100,000	552,000
Total Other (Cost $1,000,000)		552,000
Total Common Stocks (Cost $15,871,163)		10,686,414

Preferred Stocks – 87.5%
Real Estate – 81.4%
Apartments – 18.2%
Apartment Investment & Management Co., Series U *	32,500	565,500
Apartment Investment & Management Co., Series V *	27,700	468,130
Apartment Investment & Management Co., Series Y *	65,000	1,105,000
		2,138,630
Diversified – 12.1%
Cousins Properties, Inc., Series B *	20,000	340,000
Digital Realty Trust, Inc., Series A *	20,000	375,000
Duke Realty Corp., Series O *	4,000	73,960
LBA Realty LLC, Series B *	45,000	630,000
		1,418,960
Health Care – 8.4%
Health Care REIT, Inc., Series F *	26,900	571,625
OMEGA Healthcare Investors Inc., Series D *	19,000	416,100
		987,725
Hospitality – 19.6%
Ashford Hospitality Trust, Series D *	32,000	352,000
Eagle Hospitality Properties Trust, Inc., Series A (b)*	14,000	42,000
Entertainment Properties Trust, Series B *	40,000	612,000
FelCor Lodging Trust, Inc., Series C *	64,000	704,000
Grace Acquisition I, Inc., Series B (b)*	50,000	150,000
Host Marriott Corp., Series E *	10,000	174,000
Strategic Hotels & Resorts, Inc., Series A *	10,000	122,000
Strategic Hotels & Resorts, Inc., Series B *	13,700	157,550
		2,313,550
Manufactured Homes – 1.0%
Hilltop Holdings, Inc., Series A	6,900	122,475

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks – continued
Real Estate – continued
Mortgage – 5.7%
Anthracite Capital, Inc., Series D *	6,000	$54,720
Gramercy Capital Corp., Series A *	20,000	148,000
HomeBanc Corp., Series A *	10,000	60
MFA Mortgage Investments, Inc., Series A *	13,800	266,340
RAIT Investment Trust, Series B *	20,300	203,000
		672,120
Office – 6.1%
Alexandria Real Estate Equities, Inc., Series C *	31,600	722,060
Retail – 10.3%
CBL & Associates Properties, Inc., Series D *	10,000	144,000
Glimcher Realty Trust, Series F *	26,500	306,870
Glimcher Realty Trust, Series G *	41,000	433,780
Taubman Centers, Inc., Series G *	15,000	322,500
		1,207,150
Total Real Estate (Cost $16,810,673)		9,582,670

Financial Services – 6.1%
Corts-UNUM Provident Financial Trust	38,000	722,000
Total Financial Services (Cost $982,300)		722,000
Total Preferred Stocks (Cost $17,792,973)		10,304,670

Other Investment Companies – 11.0%
Alpine Total Dynamic Dividend Fund	29,960	274,434
Cohen & Steers Premium Income Realty Fund, Inc.	13,350	154,593
Cohen & Steers REIT and Preferred Income Fund, Inc.	8,000	103,760
LMP Real Estate Income Fund, Inc.	12,411	142,602
Neuberger Berman Real Estate Securities Income Fund, Inc.	45,507	325,375
The Zweig Total Return Fund, Inc.	60,850	223,319
Ultra Real Estate ProShares	2,500	67,500
Total Other Investment Companies (Cost $2,427,848)		1,291,583

Short-Term Investments – 1.1%
Other Investment Companies – 1.1%
Dreyfus Cash Management, Institutional Shares, 2.71% (c) (Cost $128,000)	128,000	128,000
Total Investments – 190.3% (Cost $36,219,984) (d)		22,410,667

Other assets less liabilities – 1.4%		168,063
Preferred Shares, at liquidation preference – (91.7)%		(10,800,000)
Net Assets applicable to common shareholders – 100%		$11,778,730

Notes to Portfolio of Investments

*	Real Estate Investment Trust, or REIT
(a)	Rule 144A securities. Securities restricted for resale to Qualified Institutional Buyers (4.7% of net assets).
(b)	As of September 30, 2008, the Fund held securities fair valued in accordance with policies adopted by the board of trustees aggregating to $744,000 and 3.3% of market value.
(c)	Rate reflects 7 day yield as of September 30, 2008.
(d)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2008, are as follows:

Cost	$36,219,984

Gross unrealized appreciation	$516,728
Gross unrealized depreciation	(14,326,045)
Net unrealized depreciation	$(13,809,317)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, and six months ended June 30, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized broker quotes, company financial information and other market indicators to value the securities whose prices were not readily available.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$21,666,667
Level 2 - Other significant observable inputs	192,000
Level 3 – Significant unobservable inputs	552,000
Total	$22,410,667

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities Characterized as Level 3
Balance as of 12/31/07	$796,000
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	(244,000)
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance as of 09/30/08	$552,000
Net change in unrealized appreciation/depreciation from investments still held as of 09/30/08	$(244,000)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 28, 2008